Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Central Index Key	0000063091
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Massachusetts Investors Trust | A
Risk/Return:
Trading Symbol	MITTX
Massachusetts Investors Trust | R4
Risk/Return:
Trading Symbol	MITDX
Massachusetts Investors Trust | 529A
Risk/Return:
Trading Symbol	EAMTX
Massachusetts Investors Trust | 529B
Risk/Return:
Trading Symbol	EBMTX
Massachusetts Investors Trust | 529C
Risk/Return:
Trading Symbol	ECITX
Massachusetts Investors Trust | B
Risk/Return:
Trading Symbol	MITBX
Massachusetts Investors Trust | C
Risk/Return:
Trading Symbol	MITCX
Massachusetts Investors Trust | I
Risk/Return:
Trading Symbol	MITIX
Massachusetts Investors Trust | R1
Risk/Return:
Trading Symbol	MITGX
Massachusetts Investors Trust | R2
Risk/Return:
Trading Symbol	MIRTX
Massachusetts Investors Trust | R3
Risk/Return:
Trading Symbol	MITHX
Massachusetts Investors Trust | R5
Risk/Return:
Trading Symbol	MITJX